Premises and Equipment (Summary of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Land and improvements	$ 3,469	$ 3,401
Buildings	10,434	11,640
Equipment	3,621	4,245
Construction in progress	2,209	13
Premises and equipment, gross	19,733	19,299
Less accumulated depreciation	6,338	7,250
Premises and equipment, net	$ 13,395	12,049
Parent Company [Member]
Premises and equipment, net		$ 267